SHAREHOLDERS' EQUITY (Details)-Q			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 04, 2016 director $ / shares shares	Apr. 08, 2016 $ / shares shares	Jan. 31, 2016 item $ / shares shares	Mar. 31, 2016 item	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 item $ / shares shares
Common Stock
Number of directors issued stock | director	2
Common Stock
Common Stock
Common stock number of shares sold or issued | shares	50,000
Common stock price (in dollars per share) | $ / shares	$ 1.01
Common Stock | Private Placement
Common Stock
Common stock number of shares sold or issued | shares			95,000
Common stock price (in dollars per share) | $ / shares			$ 1.00
Number of accredited investors in the transaction | item			1	1		1
Common Stock | Investor Relations Agreement
Common Stock
Common stock number of shares sold or issued | shares		50,000
Common stock price (in dollars per share) | $ / shares		$ 0.73
Warrants
Warrants
Warrants exercisable expire date					Nov. 12, 2020	Nov. 12, 2020
Warrants to purchase common stock exercise price (in dollars per share) | $ / shares					$ 1.25	$ 1.25
Warrants | Maximum
Warrants
Warrants to purchase common stock | shares					255,600	255,600